Geographic Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 6,696.1	$ 6,679.9	$ 6,022.7
Long-lived assets	678.6	615.9
Domestic
Segment Reporting Information [Line Items]
Net sales	4,078.5	4,082.7	3,830.4
Long-lived assets	344.3	309.9
International
Segment Reporting Information [Line Items]
Net sales	2,617.6	2,597.2	2,192.3
Long-lived assets	$ 334.3	$ 306.0